Operations and reorganization (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	Apr. 29, 2013	Dec. 31, 2013	Apr. 17, 2014	Apr. 30, 2014	Dec. 31, 2011
Operations and reorganization
Proceeds from IPO	$ 306,491,000
Number of Class A shares converted from Class B shares	1
Interest expense	2,838,000	6,709,000	4,923,000
Amount due to SINA	1,717,000	267,722,000				267,722,000
SINA
Operations and reorganization
Interest expense	2,838,000	6,709,000	4,923,000
Interest waived		8,500,000
Amount due to SINA	1,717,000	267,722,000				267,722,000
SINA | Weibo Interactive
Operations and reorganization
Cash consideration for remaining equity interest				4,600,000
SINA | Amount due to SINA
Operations and reorganization
Interest rate, minimum	2.55%
Interest rate, maximum	3.05%
Interest expense	2,800,000	6,700,000	4,900,000
Interest waived					8,500,000
Amount due to SINA	1,700,000	267,700,000			250,000,000	267,700,000
Interest payable		4,800,000				4,800,000
SINA | Transfer of Equity Interest in Weibo Interactive
Operations and reorganization
Percentage of equity interest transferred to Group						100.00%
Consideration for transfer of equity interest						10,100,000
Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor							23,990,778
Class A ordinary shares
Operations and reorganization
Shares issued from conversion of preferred shares (in shares)								30,046,154
Number of votes each share is entitled to	1
Class A ordinary shares | Alibaba
Operations and reorganization
Issuance of shares (in shares)					4,800,000
Number of ordinary shares acquired by investor							29,990,778
Class A ordinary shares | Alibaba | SINA
Operations and reorganization
Number of ordinary shares acquired by investor							21,067,300
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to	3
IPO | Class A ordinary shares
Operations and reorganization
Issuance of shares (in shares)								19,320,000
Proceeds from IPO								306,500,000
IPO | Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor							6,000,000
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs	100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs	100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest	100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest	100.00%
SINA | Weibo Interactive
Operations and reorganization
Equity interest percentage acquired by parent and accounted for under the equity method of accounting									55.00%
Remaining equity interest acquired (as a percent)				45.00%
Cash consideration for remaining equity interest				$ 4,635,000